Equity Instruments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Aytu has computed the fair value of all options granted during the six months ended December 31, 2015 using the following assumptions:

Expected volatility	75.00%
Risk free interest rate	1.08% – 2.08%
Expected term (years)	3.0 – 7.0
Dividend yield	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2015	—	$—
Granted	3,695,000	$1.55
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding December 31, 2015	3,695,000	$1.55	9.80
Exercisable at December 31, 2015	1,120,000	$1.51	9.87
Available for grant at December 31, 2015	6,305,000

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The following table summarizes stock-based compensation expense for the three and six months ended December 31, 2015 and for the stock-based compensation expense related to the Luoxis and Vyrix options for the three and six months ended December 31, 2014:

	Three Months Ended December 31,		Six Months Ended December 31,
	2015	2014	2015	2014
Research and development expenses
Stock options	$20,000	$117,000	$25,000	$207,000
Selling, general and administrative expenses
Stock options	$163,000	$159,000	226,000	271,000
	$183,000	$276,000	$251,000	$478,000
Unrecognized expense at December 31, 2015	$1,890,000
Weighted average remaining years to vest	3.16

The following table summarizes stock-based compensation expense for the years ended June 30 2015 and 2014:

	Years Ended June 30,
	2015	2014
Research and development expenses
Stock options
Luoxis	$427,000	$206,000
Vyrix	92,000	38,000
General and administrative expenses
Stock options
Luoxis	316,000	152,000
Vyrix	183,000	104,000
	$1,018,000	$500,000
Unrecognized expense at June 30, 2015
Luoxis	$—
Vyrix	$—
Weighted average remaining years to vest
Luoxis	—
Vyrix	—

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of these warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2015	102,613	$4.53	2.92
Outstanding December 31, 2015 (unaudited)	102,613	$4.53	2.41

Aytu issued warrants in conjunction with its 2013 private placement. A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding June 30, 2013	102,613	$4.53	4.41
Outstanding June 30, 2014	102,613	$4.53	3.92
Outstanding June 30, 2015	102,613	$4.53	2.92

Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The assumptions are as follows:

	Years Ended June 30,
	2015	2014
Expected volatility	79% – 108%	79% – 82%
Risk free interest rate	1.62% – 2.09%	0.75% – 1.53%
Expected term (years)	5.5 – 7.0	5.0 – 6.5
Dividend yield	0%	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding June 30, 2013	396,994	$4.53	9.96	$1,272,000
Granted	33,083	$4.53
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding June 30, 2014	430,077	$4.53	9.01	$1,374,000
Granted	195,189	$7.25
Exercised	—	$—
Forfeited/Cancelled	(625,266)	$5.40
Outstanding June 30, 2015	—	$—
Exercisable at June 30, 2015	—	$—
Available for grant at June 30, 2015	—

Vyrix Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The assumptions are as follows:
Year Ended June 30, 2014
Expected volatility	63% – 76%
Risk free interest rate	0.90% – 2.02%
Expected term (years)	5.0 – 6.5
Dividend yield	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding June 30, 2013	—	$—	—	$—
Granted	117,053	$5.68
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding June 30, 2014	117,053	$5.68	9.54	$417,000
Granted	—	$—
Exercised	—	$—
Forfeited/Cancelled	(117,053)	$5.68
Outstanding June 30, 2015	—	$—
Exercisable at June 30, 2015	—	$—
Available for grant at June 30, 2015	—